Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Loss Per Share
16.	NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share data):

	YEARS ENDED DECEMBER 31,
	2020	2021
Numerator:

Net loss	$(53,251)	$(112,310)

Denominator:
Weighted-average common stock outstanding	77,673,953	96,371,189

Net loss per share, basic and diluted	$(0.69)	$(1.17)

The Company’s potential dilutive securities include unvested restricted stock, common stock options and common and preferred stock warrants that will convert to common stock. The Company excluded the following potential common stock, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	AS OF DECEMBER 31,
	2020	2021
Convertible debt with accrued interest	6,378,460	6,684,122
Unvested restricted stock	24,937	4,231
Options to purchase common stock	15,001,672	18,101,548
Preferred stock warrants	107,416	651,988
Common stock warrants	26,624	207,376

Total	21,539,109	25,649,265

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Net Loss Per Share
14.	NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
(In thousands, except shares and per share data)	2022	2021	2022	2021
Numerator:
Net loss available to common stockholders	$(51,926)	$(27,174)	$(90,133)	$(48,457)
Denominator:
Weighted-average common stock outstanding	123,249,757	96,327,956	118,430,851	96,314,179

Net loss per share, basic and diluted	$(0.42)	$(0.28)	$(0.76)	$(0.50)

The Company’s potential dilutive securities include unvested restricted stock, common stock options and common stock warrants. The Company excluded the following potential common stock, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	AS OF JUNE 30,
	2022	2021
Unvested restricted stock	1,333	13,926
Options to purchase common stock	23,528,807	17,572,807
Common stock warrants	12,383,304	172,949

Total	35,913,444	17,759,682